Document and Entity Information	Jun. 10, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001797318
Document Creation Date	Jun. 10, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	AIM ETF PRODUCTS TRUST
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
Document Effective Date	Jun. 10, 2025